Principal subsidiaries - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2023	Oct. 31, 2022
Associated companies [member]
Disclosure of subsidiaries [line items]
Restricted net assets of subsidiaries, joint ventures and associates	$ 50	$ 44